INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 49,725,250	R$ 44,104,307
Additions	[1]	2,922,971	2,802,225
Write-offs, net	[2]	(969)	1,229
Net transfers		134,490	100,846
Amortization (Note 25)		(3,848,941)	(3,519,928)
Balance at end of the period		48,962,975	49,725,250
Garliava
INTANGIBLE ASSETS
Business combination			(6,103,471)
Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		(29,019)	(133,100)
Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		(59,193)
Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		88,273,192
Balance at end of the period		91,351,311	88,273,192
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(38,547,942)
Balance at end of the period		(42,388,336)	(38,547,942)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period		16,291,751	14,906,531
Additions	[1]	63,132	190,066
Write-offs, net	[2]	0	0
Net transfers		0	0
Amortization (Note 25)		(1,467,824)	(1,417,412)
Balance at end of the period		14,887,059	16,291,751
Licenses | Garliava
INTANGIBLE ASSETS
Business combination			(2,612,566)
Licenses | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		0	R$ 0
Licenses | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		R$ 0
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		3.60%	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.34%	20.00%
Licenses | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 29,685,824
Balance at end of the period		29,748,956	R$ 29,685,824
Licenses | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(13,394,073)
Balance at end of the period		R$ (14,861,897)	R$ (13,394,073)
Computer software [member]
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%	20.00%
Balance at beginning of the period		R$ 5,348,538	R$ 4,771,275
Additions	[1]	182,161	352,128
Write-offs, net	[2]	(969)	1,378
Net transfers		2,706,031	2,077,044
Amortization (Note 25)		(2,178,762)	(1,853,464)
Balance at end of the period		6,056,999	5,348,538
Computer software [member] | Garliava
INTANGIBLE ASSETS
Business combination			0
Computer software [member] | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		0	(177)
Computer software [member] | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		0
Computer software [member] | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		25,029,658
Balance at end of the period		27,908,360	25,029,658
Computer software [member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(19,681,120)
Balance at end of the period		(21,851,361)	R$ (19,681,120)
Brand
INTANGIBLE ASSETS
Annual amortization rate (%)			7.70%
Balance at beginning of the period		656,551	R$ 736,794
Additions	[1]	0	0
Write-offs, net	[2]	0	0
Net transfers		0	0
Amortization (Note 25)		(84,972)	(84,770)
Balance at end of the period		571,902	656,551
Brand | Garliava
INTANGIBLE ASSETS
Business combination			0
Brand | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		(451)	(4,527)
Brand | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		R$ (774)
Brand | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		5.13%
Brand | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		23.50%
Brand | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 1,663,424
Balance at end of the period		1,663,747	1,663,424
Brand | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(1,006,873)
Balance at end of the period		(1,091,845)	(1,006,873)
Customer-related intangible assets
INTANGIBLE ASSETS
Balance at beginning of the period		333,790	369,238
Additions	[1]	0	0
Write-offs, net	[2]	0	0
Net transfers		0	0
Amortization (Note 25)		(110,475)	(161,188)
Balance at end of the period		205,800	333,790
Customer-related intangible assets | Garliava
INTANGIBLE ASSETS
Business combination			(96,195)
Customer-related intangible assets | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		(18,122)	R$ (29,545)
Customer-related intangible assets | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		R$ (607)
Customer-related intangible assets | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		9.52%	12.50%
Customer-related intangible assets | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.70%	20.00%
Customer-related intangible assets | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 4,566,457
Balance at end of the period		4,548,942	R$ 4,566,457
Customer-related intangible assets | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(4,232,667)
Balance at end of the period		(4,343,142)	(4,232,667)
Other intangible assets [member]
INTANGIBLE ASSETS
Balance at beginning of the period		36,430	39,524
Additions	[1]	0	0
Write-offs, net	[2]	0	0
Net transfers		0	0
Amortization (Note 25)		(6,908)	(3,094)
Balance at end of the period		48,021	36,430
Other intangible assets [member] | Garliava
INTANGIBLE ASSETS
Business combination			0
Other intangible assets [member] | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		(12,324)	R$ 0
Other intangible assets [member] | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		R$ (6,175)
Other intangible assets [member] | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		6.67%	6.67%
Other intangible assets [member] | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%	20.00%
Other intangible assets [member] | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 269,639
Balance at end of the period		288,112	R$ 269,639
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		(233,209)
Balance at end of the period		(240,091)	(233,209)
Intangible assets under development [member]
INTANGIBLE ASSETS
Balance at beginning of the period		696,361	412,677
Additions	[1]	2,677,678	2,260,031
Write-offs, net	[2]	0	(149)
Net transfers		(2,571,541)	(1,976,198)
Amortization (Note 25)		0	0
Balance at end of the period		802,498	696,361
Intangible assets under development [member] | Garliava
INTANGIBLE ASSETS
Business combination			0
Intangible assets under development [member] | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination		0	0
Intangible assets under development [member] | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination		0
Intangible assets under development [member] | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		696,361
Balance at end of the period		802,498	696,361
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period		0
Balance at end of the period		0	0
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period	[3]	26,361,829	22,868,268
Additions	[1],[3]	0	0
Write-offs, net	[2],[3]	0	0
Net transfers	[3]	0	0
Amortization (Note 25)	[3]	0	0
Balance at end of the period	[3]	26,390,696	26,361,829
Goodwill | Garliava
INTANGIBLE ASSETS
Business combination	[3]		(3,394,710)
Goodwill | Liabilities for the acquisition of a company - Vita IT
INTANGIBLE ASSETS
Business combination	[3]	(22,770)	(98,851)
Goodwill | Vale Saúde Sempre
INTANGIBLE ASSETS
Business combination	[3]	(51,637)
Goodwill | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period	[3]	26,361,829
Balance at end of the period	[3]	26,390,696	26,361,829
Goodwill | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
Balance at beginning of the period	[3]	R$ 0
Balance at end of the period	[3]		R$ 0

[1]	Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration.
[2]	Total balances refer to transfers between classes of fixed and intangible assets (Note 13.c).
[3]	Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015); Garliava and Vita IT (2022) and VSS (2023).